Provisions (Tables)	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Summary of Provisions

($ millions)
As at November 1, 2023	$573
Provisions made during the year	203
Provisions utilized / released during the year	(365)
Balance as at October 31, 2024	$411
Provisions made during the year	422
Provisions utilized / released during the year	(165)
Balance as at October 31, 2025	$668